Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 904	$ 792	$ 306
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	249	183	162
Deferred income taxes	15	(218)	(273)
(Income) loss from equity investments, net	(14)	237	20
Share-based compensation cost	1,052	820	1,037
Operating lease expense	59	40	35
Gain on business divestiture	(131)	0	0
Other non-cash operating activities, net	(8)	8	(2)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(201)	(331)	218
Contract assets, net (including contract assets from related parties)	(309)	(412)	(307)
Prepaid expenses and other assets	(117)	(140)	(61)
Accrued compensation and benefits	24	(152)	(292)
Contract liabilities (including contract liabilities from related parties)	135	(4)	(190)
Tax liabilities	(11)	(6)	(30)
Operating lease liabilities	(44)	(39)	(28)
Other liabilities (including payables to related parties)	(79)	(381)	495
Net cash provided by (used for) operating activities	1,524	397	1,090
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(1,140)	(680)	(765)
Proceeds from maturity of short-term investments	1,030	940	425
Purchases of equity investments	(11)	(57)	(32)
Purchases of intangible assets	(30)	(20)	(51)
Proceeds from business divestiture	127	0	0
Proceeds from settlement of loans, including convertible loans	56	0	0
Proceeds from sale or liquidation of equity investments	205	0	0
Purchases of property and equipment	(545)	(219)	(92)
Other investing activities, net, including investments in convertible loans	(17)	1	(1)
Net cash provided by (used for) investing activities	(325)	(35)	(516)
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(67)	(59)	(40)
Proceeds from Employee Stock Purchase Plan	74	0	0
Other financing activities, net	(26)	(23)	(10)
Payments of withholding tax on vested shares	(529)	(120)	(158)
Net cash provided by (used for) financing activities	(548)	(202)	(208)
Effect of foreign exchange rate changes on cash and cash equivalents	15	2	3
Net increase (decrease) in cash and cash equivalents	666	162	369
Cash and cash equivalents at the beginning of the period	2,085	1,923	1,554
Cash and cash equivalents at the end of the period	2,751	2,085	1,923
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net of refunds	(223)	(149)	(187)
Non-cash investing and financing activities:
Non-cash additions in property and equipment	29	27	2
Non-cash additions in finance lease right-of-use assets	56	33	13
Non-cash additions in intangible assets	131	51	53
Non-cash additions in operating lease right-of-use assets	98	146	27
Non-cash additions in operating lease liabilities	107	149	27
Non-cash additions to equity investments from conversion of certain receivables	8	5	9
Non-cash distributions to shareholders	0	0	12
Non-cash withholding tax on vested shares	64	8	55
Non-cash reclassification of share-based compensation costs	$ 0	$ 0	$ 343